SA Columbia Focused Value Portfolio Investment Strategy - SA Columbia Focused Value Portfolio	Mar. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Portfolio
Strategy Narrative [Text Block]	The Portfolio attempts to achieve its investment goal by investing in equity securities selected on the basis of value criteria. The Portfolio invests primarily in equity securities of large-cap companies. The Portfolio utilizes a “focus” strategy, which means the subadviser actively invests in a small number of holdings which constitute some of its favorite stock-picking ideas at any given moment. A focus strategy reflects the belief that, over time, the performance of most investment managers’ “highest confidence” stocks exceeds that of their more diversified portfolios. The Portfolio will generally hold between 30 to 40 securities, although the subadviser may, in its discretion, hold more or fewer securities. The Portfolio invests substantially in securities of U.S. issuers. The Portfolio also invests substantially in “value” companies. The Portfolio considers “value” companies to be those companies believed by the subadviser to be undervalued, either historically, by the market, or as compared with issuers in the same or similar industry or sector. The Portfolio may from time to time emphasize one or more sectors in selecting its investments, including the financials sector. The Portfolio may invest in additional financial instruments for the purpose of cash management or to hedge a security position. In pursuit of the Portfolio’s investment goal, the portfolio managers use a bottom-up stock selection approach, which means that they concentrate on individual company fundamentals, rather than on a particular industry, although at times factors that make a particular company attractive may also make other companies within the same industry attractive, and the portfolio managers may invest in these issuers as well. Columbia Management Investment Advisers, LLC (“CMIA”) considers a variety of factors in identifying investment opportunities and constructing the Portfolio’s portfolio which may include, among others, the following: a low price-to-earnings and/or low price-to-book ratio; positive change in senior management; positive corporate restructuring; temporary setback in price due to factors that no longer exist or are ending; a positive shift in the company’s business cycle; and/or a catalyst for increase in the rate of the company’s earnings growth. CMIA generally sells a stock if it believes the stock has become fully valued, its fundamentals have deteriorated, or ongoing evaluation reveals that there are more attractive investment opportunities available. CMIA monitors the Portfolio’s holdings, remaining sensitive to overvaluation and deteriorating fundamentals.